Deferred Tax - Summary of Deferred Corporate Income Tax Asset (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [line items]
Deferred corporate income tax asset dependent on retaining bond and similar investments until the earlier of market recovery or maturity	€ 1,263	€ 993
Deferred corporate income tax asset dependent on future taxable profits	30	362
On December 31	1,293	1,355
Gross carrying amount [member]
Deferred Tax Assets And Liabilities [line items]
Deferred corporate income tax asset dependent on retaining bond and similar investments until the earlier of market recovery or maturity	6,013	4,729
Deferred corporate income tax asset dependent on future taxable profits	141	1,717
On December 31	€ 6,154	€ 6,446